Related party disclosure (Detail 15) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Received by UBS
Fees	$ 34	$ 35	$ 36
Paid by UBS
Rent	4	4	5
Dividends, capital repayments and interest	11	10	10
UBS AG
Received by UBS
Fees	19	22	36
Paid by UBS
Rent	2	3	5
Dividends, capital repayments and interest	$ 10	$ 10	$ 10